DEBT - Summary of aggregate principal payment of long-term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
DEBT
Remainder of 2022	$ 7,500
2023	10,132	$ 10,000
2024	10,269	10,000
2025	10,134	10,000
2026	118,564	10,000
2026		118,564
Total principal payments	$ 156,599	$ 158,564